Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock based compensation expense			$ 564,399	$ 10,783,948	$ 11,667,361	$ 9,877
Warrant [Member]
Stock based compensation expense	$ 0	$ 0	$ 4,000	$ 5,229,589